Mergers, Acquisitions and Disposals - Summary of Unaudited Pro Forma Financial Information (Detail) - MXN ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Total revenues	$ 473,420	$ 462,112	$ 410,831
Income before income taxes and share of the profit of equity accounted investees	34,266	39,917	29,950
Net income	$ 33,521	$ 37,311	$ 28,110
Series B 1 [member]
Disclosure of detailed information about business combination [line items]
Basic net controlling interest income per share	$ 1.22	$ 2.12	$ 1.08
Series D [member]
Disclosure of detailed information about business combination [line items]
Basic net controlling interest income per share	$ 1.52	$ 2.65	$ 1.35